Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Summary of Capital Structure

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current)	2,540,294	2,509,800	349,857
Lease liabilities (current and non-current)	49,281	63,231	8,814
Trade and other liabilities (current and non-current)	9,475,529	10,535,523	1,468,611
Less: Cash and bank balances	(6,039,471)	(6,433,593)	(896,818)
Net debts	6,025,633	6,674,961	930,464
Equity attributable to equity holders of the Company	9,226,528	9,164,625	1,277,514
Total capital and net debts	15,252,161	15,839,586	2,207,978